DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contract Derivative Positions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 63,083	$ 39,284
Canadian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 11,689	$ 7,539
Average Exchange Rate	0.81	0.76
Canadian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 5,566	$ 6,868
Average Exchange Rate	0.63	0.77
Canadian dollars | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 2,030
Average Exchange Rate	0	0.74
British pounds | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 12,089	$ 3,986
Average Exchange Rate	1.19	1.31
British pounds | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 298	$ 275
Average Exchange Rate	1.48	1.49
European Union euros | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 9,939	$ 4,561
Average Exchange Rate	1.14	1.17
European Union euros | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 848	$ 1,914
Average Exchange Rate	1.06	1.06
European Union euros | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,430	$ 245
Average Exchange Rate	1.11	1.17
Australian dollars | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 4,791	$ 2,632
Average Exchange Rate	0.72	0.69
Australian dollars | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,317	$ 1,374
Average Exchange Rate	0.98	0.53
Indian rupees | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 3,281	$ 1,288
Average Exchange Rate	78.90	77.56
Indian rupees | Foreign exchange options [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 572	$ 0
Average Exchange Rate	74.56	0
Chile, Pesos | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 159
Average Exchange Rate	0	770.89
Korean won | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 756	$ 700
Average Exchange Rate	1,151	1,175
Chinese yuan1 | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 2,484	$ 1,633
Average Exchange Rate	6.02	7.05
Japanese yen | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 793	$ 212
Average Exchange Rate	111.27	105.82
Japanese yen | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 750	$ 750
Average Exchange Rate	113.33	113.33
Colombian pesos | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 740	$ 96
Average Exchange Rate	3,937	3,621
Colombian pesos | Cross currency interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 0	$ 88
Average Exchange Rate	0	3,880
Brazilian reais | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,291	$ 276
Average Exchange Rate	0.16	0.19
Brazilian reais | Futures contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 175	$ 105
Average Exchange Rate	0.18	0.19
Sweden, Kronor | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 1,475	$ 1,647
Average Exchange Rate	9.08	8.58
Other currencies | Foreign exchange
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative, Notional Amount	$ 2,799	$ 903